Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.10%
Air Freight & Logistics–4.74%
FedEx Corp.	133,918	$36,151,164
Asset Management & Custody Banks–3.52%
State Street Corp.	371,238	26,892,481
Building Products–3.83%
Johnson Controls International PLC	419,970	29,208,914
Casinos & Gaming–3.86%
Las Vegas Sands Corp.(b)	492,458	29,453,913
Communications Equipment–4.00%
F5, Inc.(b)	192,972	30,535,889
Diversified Banks–11.91%
Bank of America Corp.	823,951	26,366,432
Fifth Third Bancorp	886,110	25,785,801
Wells Fargo & Co.	839,296	38,741,903
		90,894,136
Electrical Components & Equipment–2.34%
Emerson Electric Co.	196,016	17,906,062
Health Care Equipment–2.91%
Baxter International, Inc.	491,178	22,215,981
Health Care Facilities–3.12%
Universal Health Services, Inc., Class B	171,615	23,847,620
Health Care Services–3.93%
CVS Health Corp.	401,805	30,010,815
Integrated Oil & Gas–7.85%
Chevron Corp.	149,426	24,455,059
Exxon Mobil Corp.	142,994	15,334,676
Suncor Energy, Inc. (Canada)	644,682	20,172,100
		59,961,835
Interactive Media & Services–5.41%
Alphabet, Inc., Class A(b)	155,502	20,638,225
Meta Platforms, Inc., Class A(b)	64,781	20,639,227
		41,277,452
IT Consulting & Other Services–3.72%
DXC Technology Co.(b)	1,028,567	28,439,878
Multi-line Insurance–3.20%
American International Group, Inc.	405,485	24,442,636
Shares		Value
Oil & Gas Exploration & Production–6.10%
Marathon Oil Corp.	1,029,304	$27,039,816
Pioneer Natural Resources Co.	86,404	19,498,791
		46,538,607
Packaged Foods & Meats–5.68%
Kraft Heinz Co. (The)	467,720	16,922,109
Tyson Foods, Inc., Class A	474,619	26,445,771
		43,367,880
Personal Care Products–2.21%
Haleon PLC (United Kingdom)	3,885,754	16,841,175
Pharmaceuticals–6.66%
Bristol-Myers Squibb Co.	233,471	14,519,562
Sanofi, ADR	680,052	36,294,375
		50,813,937
Regional Banks–2.47%
Huntington Bancshares, Inc.	1,541,452	18,867,372
Semiconductors–4.75%
Intel Corp.	563,102	20,142,159
QUALCOMM, Inc.	121,777	16,095,266
		36,237,425
Systems Software–2.89%
Microsoft Corp.	65,686	22,065,241
Total Common Stocks & Other Equity Interests (Cost $631,463,392)		725,970,413
Money Market Funds–4.84%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d)	12,928,041	12,928,041
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(c)(d)	9,246,186	9,247,111
Invesco Treasury Portfolio, Institutional Class, 5.18%(c)(d)	14,774,905	14,774,905
Total Money Market Funds (Cost $36,948,634)		36,950,057
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $668,412,026)		762,920,470
OTHER ASSETS LESS LIABILITIES—0.06%		443,687
NET ASSETS–100.00%		$763,364,157

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,164,368	$13,328,368	$(9,564,695)	$-	$-	$12,928,041	$166,774
Invesco Liquid Assets Portfolio, Institutional Class	6,560,689	9,520,262	(6,831,925)	(1,115)	(800)	9,247,111	117,131
Invesco Treasury Portfolio, Institutional Class	10,473,564	15,232,420	(10,931,079)	-	-	14,774,905	181,892
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,043,012	(5,043,012)	-	-	-	3,446*
Invesco Private Prime Fund	-	13,251,971	(13,250,718)	-	(1,253)	-	10,822*
Total	$26,198,621	$56,376,033	$(45,621,429)	$(1,115)	$(2,053)	$36,950,057	$480,065

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$709,129,238	$16,841,175	$—	$725,970,413
Money Market Funds	36,950,057	—	—	36,950,057
Total Investments	$746,079,295	$16,841,175	$—	$762,920,470
Invesco Comstock Select Fund